                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE        VALUE
---------                                                                          ------   --------   -----------
            TAX-EXEMPT MUNICIPAL BONDS (96.5%)
            CALIFORNIA (94.5%)
  $2,000    Anaheim Public Financing Authority, Distribution Electric Ser 2007-A
               (MBIA Insd)                                                           4.50%  10/01/37   $ 1,903,960
   1,000    Anaheim Public Financing Authority, Generation Refg Electric Ser
               2002-B (FSA Insd)                                                     5.25   10/01/18     1,088,850
   2,000    California Department of Veterans Affairs, Home Purchase 2002
               Ser A (AMBAC Insd)                                                    5.35   12/01/27     2,067,900
   1,500    California Department of Water Resources, Central Valley Ser Y
               (FGIC)                                                                5.25   12/01/19     1,629,285
   2,000    California Infrastructure & Economic Development Bank, Bay Area Toll
               Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC Insd) (ETM)      5.00   07/01/29     2,221,580
   1,000    California, Ser 2007 (MBIA)                                              4.25   08/01/33       916,160
   1,000    California State University, Ser 2005 A (AMBAC Insd)                     5.00   11/01/35     1,028,391
     505    California, Various Purpose Dtd 03/01/94 (FSA Insd)                      5.50   03/01/20       506,050
     400    California Veterans Ser BH (AMT) (FSA Insd)                              5.40   12/01/16       412,448
   1,000    Capistrano Unified School District, Community Facilities District
               #98-2 Ladera Ser 2005 (FGIC Insd)                                     5.00   09/01/29       999,300
   2,000    East Bay Municipal Utility District Water Ser 2001 (MBIA Insd)           5.00   06/01/26     2,167,700
   3,025    Fairfield Calif Ctfs Partn-Zero Coupon                                   0.00   04/01/30       956,959
   1,000    Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (FGIC Insd)                          5.00   06/01/38       991,440
   1,280    Huntington Beach Union High School District Ser 2004 (FSA Insd)          5.00   08/01/26     1,349,709
   1,110    Kern County Board of Education Refg 2006 Ser A COPs (MBIA Insd)          5.00   06/01/31     1,126,928
            La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)      5.25   09/01/24     1,173,018
   1,030    Los Angeles, Ser 2004 A (MBIA Insd)                                      5.00   09/01/24     1,083,519
   1,000    Los Angeles County Metropolitan Transportation Authority Sales Tax
               Ser 2000 A (FGIC Insd)                                                4.50   07/01/29+      996,560
   1,000    Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)           5.25   07/01/21     1,057,850
     800    Los Angeles Municipal Improvement Corporation, Police
               Headquarters Ser 2006 - A (FGIC Insd)                                 4.75   01/01/31       775,520
   1,000    Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)                        5.00   06/01/22     1,061,360
   1,000    Metropolitan Water District of Southern California, 2003 Ser B-2
               (FGIC Insd)                                                           5.00   10/01/27     1,036,600
   1,000    Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)            5.00   06/01/29     1,031,960
   1,000    Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA Insd)               5.00   04/01/33     1,002,410
   1,235    Rocklin California Uni School District Community                         0.00   09/01/34       305,057
   1,255    Rocklin California Uni School District Community                         0.00   09/01/35       293,319
   1,230    Rocklin California Uni School District Community                         0.00   09/01/36       271,965
   1,025    Rocklin California Uni School District Community                         0.00   09/01/37       213,743
   1,000    Sacramento County Sanitation Districts Financing Authority, Refg Ser
               2006 (FGIC Insd)                                                      5.00   12/01/28     1,040,360
     180    Sacramento City Financing Authority, 1999 Solid Waste &
               Redevelopment (AMBAC Insd)                                            5.75   12/01/22       190,699
   2,000    Sacramento City Financing Authority, Water & Capital Improvement
               2001 Ser A (AMBAC Insd)                                               5.00   12/01/26+    2,167,700
   1,000    San Diego County Water Authority, California, Ser 2004 A COPs (FSA
               Insd)                                                                 5.00   05/01/29     1,027,770
   1,000    San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC
               Insd)                                                                 4.50   09/01/37       916,670
     340    San Francisco City & County, Laguna Honda Hospital RITES PA 1387
               (FSA Insd)                                                          11.589#  06/15/30       390,585
   2,000    San Francisco Public Utilities Commission, Water Refg Ser A 2001
               (FSA Insd)                                                            5.00   11/01/31     2,045,440
   1,000    San Jose, Airport Ser 2001 A (FGIC Insd)                                 5.00   03/01/25     1,029,580
   1,000    Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)       5.00   09/01/30     1,010,850
   1,000    Southern California Public Power Authority, Transmission Refg Ser
               2002 A (FSA Insd)                                                     5.25   07/01/18     1,085,280
   1,000    University of California, Ser 2007- J (FSA Insd)                         4.50   05/15/31       992,090
   1,000    University of California, Ser 2007- J (FSA Insd)                         4.50   05/15/35       983,720
   1,000    University of California Regents Ser 2007 A (MBIA Insd)                  4.50   05/15/37       965,980
   1,000    Upland School District, Election 2000 Ser 2001 B (FSA Insd)             5.125   08/01/25     1,069,920
     675    Val Verde Unified School District of Construction COPs
               Ser 2005 B (FGIC Insd)                                                5.00   01/01/30       684,227
   1,375    Washington Unified School District, 2004 Ser A (FGIC Insd)               5.00   08/01/22     1,452,013

   1,000    Yucaipa Valley Water District, Ser 2004 A COPs (MBIA Insd)               5.25   09/01/24     1,047,800
                                                                                                       -----------
                                                                                                        47,770,225
                                                                                                       -----------
            PUERTO RICO (2.0%)
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)++       5.50   10/01/32     1,061,540
                                                                                                       -----------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
            (Cost $47,277,296)                                                                          48,831,765
                                                                                                       -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.2%)
   1,100    California Department of Water Ser B Sub Ser B-1 (Demand 02/01/08)
               (Cost $1,100,000)                                                     3.53*  05/01/22     1,100,000
                                                                                                       -----------
            TOTAL INVESTMENTS
               (Cost $48,377,296) (a) (b)                                                      98.70%   49,931,765
                                                                                            ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                1.3       664,844
                                                                                            --------   -----------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                       100.0%  $50,596,609
                                                                                            ========   ===========

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to Maturity.

RITES Residual Interest Tax-Exempt Security (Illiquid security).

+    Prefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $180,095.

*    Current coupon rate of variable rate demand obligation.

# Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $390,585, which represents 0.8% of net assets applicable to common shareholders.

(a) Securities have been designated as collateral in an amount equal to $42,707,117 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                            UNREALIZED
NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ----------------------------   ---------------   --------------
   259          Long     U.S. Treasury Swaps 10 Year,
                            March 2008                    $29,481,486        $ 879,153
    30          Long     U.S. Treasury Bonds 20 Year,
                            March 2008                      3,579,375           70,894
    18         Short     U.S. Treasury Notes 5 Year,
                            March 2008                     (2,034,000)         (59,721)
    53         Short     U.S. Treasury Notes 2 Year,
                            March 2008                    (11,300,594)        (174,929)
   215         Short     U.S. Treasury Notes 10 Year,
                            March 2008                    (25,094,531)        (805,140)
                                                                             ---------
               Net  Unrealized Depreciation                                    (90,744)
                                                                             =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3